Financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair value of financial instruments

June 30, 2020	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,417,524	$1,417,524	1,307,814	$26,650	$83,060
Development loans and other receivables	104,005	111,274	—	111,274	—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	58,383	58,383	—	—	58,383
Energy contracts not designated as cash flow hedge	460	460	—	—	460
Commodity contracts for regulated operations	57	57	—	57	—
Cross currency swap designated as a net investment hedge	13,578	13,578	—	13,578	—
Total derivative instruments	72,478	72,478	—	13,635	58,843
Total financial assets	$1,594,007	$1,601,276	$1,307,814	$151,559	$141,903
Long-term debt	$4,154,776	$4,616,138	$1,575,663	$3,040,475	$—
Convertible debentures	314	548	548	—	—
Preferred shares, Series C	12,975	14,634	—	14,634	—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	2,004	2,004	—	—	2,004
Energy contracts not designated as a cash flow hedge	86	86	—	—	86
Cross-currency swap designated as a net investment hedge	106,007	106,007	—	106,007	—
Forward interest rate swaps designated as a hedge	10,924	10,924	—	10,924	—
Commodity contracts for regulated operations	580	580	—	580	—
Total derivative instruments	119,601	119,601	—	117,511	2,090
Total financial liabilities	$4,287,666	$4,750,921	$1,576,211	$3,172,620	$2,090
(1) Balance of $153 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

21.	Financial instruments (continued)

(a)	Fair value of financial instruments (continued)

December 31, 2019	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,294,147	$1,294,147	$1,178,581	$27,072	$88,494
Development loans and other receivables	37,050	37,984	—	37,984	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	65,304	65,304	—	—	65,304
Energy contracts not designated as a cash flow hedge	20,384	20,384	—	—	20,384
Commodity contracts for regulatory operations	16	16	—	16	—
Total derivative instruments	85,704	85,704	—	16	85,688
Total financial assets	$1,416,901	$1,417,835	$1,178,581	$65,072	$174,182
Long-term debt	$3,931,868	$4,284,068	$1,495,153	$2,788,915	$—
Convertible debentures	342	623	623	—	—
Preferred shares, Series C	13,793	15,120	—	15,120	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	789	789	—	—	789
Cross-currency swap designated as a net investment hedge	81,765	81,765	—	81,765	—
Currency forward contract not designated as hedge	38	38	—	—	38
Commodity contracts for regulated operations	2,072	2,072	—	2,072	—
Total derivative instruments	84,664	84,664	—	83,837	827
Total financial liabilities	$4,030,667	$4,384,475	$1,495,776	$2,887,872	$827

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2020
Financial contracts: Swaps	2,315,733
Options	188,834
Forward contracts	2,000,000
4,504,567

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the unaudited interim consolidated balance sheets:

	June 30, 2020	December 31, 2019
Regulatory assets:
Swap contracts	$129	$28
Option contracts	16	38
Forward contracts	$809	$1,830
Regulatory liabilities:
Swap contracts	$139	$743
Option contracts	$25	$—

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
692,015	December 2028	34.65	PJM Western HUB
3,170,648	December 2027	25.13	NI HUB
2,469,582	December 2027	36.46	ERCORT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Effective portion of cash flow hedge	$(2,085)	$6,442	$(12,890)	$10,087
Amortization of cash flow hedge	(1,100)	(8)	(1,108)	(16)
Amounts reclassified from AOCI	(3,028)	5,733	(6,303)	3,559
OCI attributable to shareholders of APUC	$(6,213)	$12,167	$(20,301)	$13,630

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges	The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Change in unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$449	$398	$627	$398
Currency forward contract	—	145	—	(417)
Total change in unrealized gain (loss) on derivative financial instruments	$449	$543	$627	$(19)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	(549)	—	(681)	(207)
Currency forward contract	—	288	—	573
Total realized gain (loss) on derivative financial instruments	$(549)	$288	$(681)	$366
Gain (loss) on derivative financial instruments not accounted for as hedges	(100)	831	(54)	347
Amortization of AOCI gains frozen as a result of hedge dedesignation	1,489	11	1,500	22
	$1,389	$842	$1,446	$369
Amounts recognized in the unaudited interim consolidated statements of operations consist of:
Gain on derivative financial instruments	$1,389	$409	$1,446	$213
Gain on foreign exchange	—	433	—	156
	$1,389	$842	$1,446	$369

(c)	Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view to mitigate these risks to the extent possible on a cost effective basis.